Service Concession Arrangements - Summary of Service Concession Arrangements (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩)
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	₩ 622,598
CPPAg Power Generation	1,120,405
Less than 1 year
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	32,354
CPPAg Power Generation	75,717
1~2 Years
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	32,281
CPPAg Power Generation	75,717
2~3 Years
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	32,321
CPPAg Power Generation	75,717
Over 3 years
Disclosure of detailed information about service concession arrangements [line items]
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	525,642
CPPAg Power Generation	₩ 893,254